UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21128

Legg Mason Partners Variable Equity Trust

(Exact name of registrant as specified in charter)

620th Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: March 31, 2015

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS VARIABLE EQUITY TRUST

PERMAL ALTERNATIVE SELECT VIT PORTFOLIO

FORM N-Q

MARCH 31, 2015

PERMAL ALTERNATIVE SELECT VIT PORTFOLIO

Consolidated schedule of investments (unaudited)	March 31, 2015

SECURITY	SHARES	VALUE
COMMON STOCKS - 31.7%
CONSUMER DISCRETIONARY - 9.2%
Auto Components - 1.6%
American Axle & Manufacturing Holdings Inc.	3,346	$86,427	*
Compagnie Generale des Etablissements Michelin, Class B Shares	215	21,407	(a)
Goodyear Tire & Rubber Co.	3,985	107,914	(b)
Koito Manufacturing Co., Ltd.	2,300	69,202	(a)
Lear Corp.	694	76,909
Magna International Inc., Class A Shares	1,384	74,266

Total Auto Components		436,125

Automobiles - 0.1%
Motors Liquidation Co. GUC Trust	1,755	29,976
Tata Motors Ltd., ADR	21	946

Total Automobiles		30,922

Diversified Consumer Services - 0.6%
Service Corporation International	973	25,347
Sotheby’s Holdings Inc.	3,024	127,794

Total Diversified Consumer Services		153,141

Hotels, Restaurants & Leisure - 0.3%
Boyd Gaming Corp.	625	8,875	*
Caesars Acquisition Co., Class A Shares	295	2,006	*
Caesars Entertainment Corp.	1,335	14,058	*
ClubCorp Holdings Inc.	731	14,152
MGM Resorts International	1,017	21,387	*
OPAP SA	730	6,845	(a)
Pinnacle Entertainment Inc.	308	11,116	*

Total Hotels, Restaurants & Leisure		78,439

Internet & Catalog Retail - 1.8%
Netflix Inc.	1,150	479,193	*(c)

Media - 0.9%
Clear Channel Outdoor Holdings Inc., Class A Shares	75	759
Comcast Corp., Class A Shares	3,269	184,600
Time Warner Cable Inc.	343	51,409

Total Media		236,768

Multiline Retail - 0.4%
Family Dollar Stores Inc.	1,196	94,771

Specialty Retail - 2.3%
Container Store Group Inc.	11,200	213,360	*(c)
Office Depot Inc.	2,162	19,890	*
Tiffany & Co.	2,000	176,020
Urban Outfitters Inc.	4,300	196,295	*(c)
Vitamin Shoppe Inc.	526	21,666	*

Total Specialty Retail		627,231

Textiles, Apparel & Luxury Goods - 1.2%
Michael Kors Holdings Ltd.	4,800	315,600	*(c)

TOTAL CONSUMER DISCRETIONARY		2,452,190

CONSUMER STAPLES - 0.1%
Tobacco - 0.1%
Lorillard Inc.	460	30,061

ENERGY - 1.9%
Energy Equipment & Services - 0.9%
Oil States International Inc.	3,221	128,099	*(b)
Schlumberger Ltd.	1,350	112,644	(c)

Total Energy Equipment & Services		240,743

See Notes to Consolidated Schedule of Investments.

PERMAL ALTERNATIVE SELECT VIT PORTFOLIO

Consolidated schedule of investments (unaudited) (cont’d)	March 31, 2015

SECURITY	SHARES	VALUE
Oil, Gas & Consumable Fuels - 1.0%
Antero Resources Corp.	2,100	$74,172	*
Concho Resources Inc.	600	69,552	*
DHT Holdings Inc.	364	2,541
Euronav	582	7,019	*
Golar LNG Ltd.	2,700	89,856
Marathon Petroleum Corp.	114	11,673
Valero Energy Corp.	94	5,980
Western Refining Inc.	110	5,433

Total Oil, Gas & Consumable Fuels		266,226

TOTAL ENERGY		506,969

FINANCIALS - 1.5%
Banks - 0.1%
HDFC Bank Ltd., ADR	69	4,063
ICICI Bank Ltd., ADR	1,394	14,442

Total Banks		18,505

Consumer Finance - 0.3%
Ally Financial Inc.	2,432	51,023	*
Santander Consumer USA Holdings Inc.	1,192	27,583

Total Consumer Finance		78,606

Insurance - 0.2%
Ambac Financial Group Inc.	2,480	60,016	*

Real Estate Investment Trusts (REITs) - 0.9%
Campus Crest Communities Inc.	35,061	251,037

TOTAL FINANCIALS		408,164

HEALTH CARE - 6.2%
Biotechnology - 1.0%
Alexion Pharmaceuticals Inc.	350	60,655	*
Array BioPharma Inc.	8,800	64,856	*
Gilead Sciences Inc.	418	41,018	*
Sage Therapeutics Inc.	1,100	55,253	*
Sangamo BioSciences Inc.	2,200	34,496	*

Total Biotechnology		256,278

Health Care Equipment & Supplies - 1.4%
Globus Medical Inc., Class A Shares	4,300	108,532	*
Medtronic PLC	406	31,664
Spectranetics Corp.	3,600	125,136	*
Wright Medical Group Inc.	4,200	108,360	*

Total Health Care Equipment & Supplies		373,692

Health Care Providers & Services - 1.5%
Brookdale Senior Living Inc.	5,262	198,693	*
Community Health Systems Inc.	815	42,608	*
HCA Holdings Inc.	80	6,019	*
Kindred Healthcare Inc.	3,200	76,128
McKesson Corp.	400	90,480

Total Health Care Providers & Services		413,928

Pharmaceuticals - 2.3%
Actavis PLC	850	252,977	*(c)
Mylan NV	248	14,719	*
Perrigo Co. PLC	400	66,220
Pfizer Inc.	656	22,822
Shire PLC, ADR	500	119,645
Teva Pharmaceutical Industries Ltd., ADR	2,100	130,830

Total Pharmaceuticals		607,213

TOTAL HEALTH CARE		1,651,111

See Notes to Consolidated Schedule of Investments.

PERMAL ALTERNATIVE SELECT VIT PORTFOLIO

Consolidated schedule of investments (unaudited) (cont’d)	March 31, 2015

SECURITY	SHARES	VALUE
INDUSTRIALS - 4.7%
Aerospace & Defense - 0.7%
Airbus Group NV	287	$18,649	(a)
Triumph Group Inc.	2,976	177,727	(b)

Total Aerospace & Defense		196,376

Airlines - 0.7%
Alaska Air Group Inc.	1,516	100,329
Virgin America Inc.	2,500	76,000	*

Total Airlines		176,329

Building Products - 0.0%
Simpson Manufacturing Co. Inc.	88	3,288

Construction & Engineering - 0.2%
AECOM	1,846	56,894	*

Electrical Equipment - 1.2%
General Cable Corp.	5,424	93,456	(b)
Osram Licht AG	985	48,879	(a)
SolarCity Corp.	3,222	165,224	*

Total Electrical Equipment		307,559

Machinery - 1.3%
Harsco Corp.	5,005	86,386
Kurita Water Industries Ltd.	2,200	53,239	(a)
Sulzer AG	441	48,470	(a)
Terex Corp.	3,919	104,206
Timken Co.	1,420	59,839

Total Machinery		352,140

Marine - 0.0%
Diana Shipping Inc.	941	5,759	*

Trading Companies & Distributors - 0.6%
Air Lease Corp.	3,200	120,768
WESCO International Inc.	411	28,725	*

Total Trading Companies & Distributors		149,493

TOTAL INDUSTRIALS		1,247,838

INFORMATION TECHNOLOGY - 5.2%
Electronic Equipment, Instruments & Components - 0.2%
Anixter International Inc.	792	60,295	*
CDW Corp.	106	3,947

Total Electronic Equipment, Instruments & Components		64,242

Internet Software & Services - 2.3%
Cornerstone OnDemand Inc.	4,100	118,449	*
Google Inc., Class A Shares	100	55,470	*
LinkedIn Corp., Class A Shares	500	124,930	*
Pandora Media Inc.	3,700	59,977	*
Yahoo! Inc.	480	21,329	*
Yelp Inc.	5,300	250,955	*

Total Internet Software & Services		631,110

IT Services - 0.5%
AtoS	980	67,288	(a)
ITOCHU Techno-Solutions Corp.	3,000	62,227	(a)

Total IT Services		129,515

See Notes to Consolidated Schedule of Investments.

PERMAL ALTERNATIVE SELECT VIT PORTFOLIO

Consolidated schedule of investments (unaudited) (cont’d)	March 31, 2015

SECURITY		SHARES	VALUE
Semiconductors & Semiconductor Equipment - 0.2%
Canadian Solar Inc.		128	$4,274	*
JinkoSolar Holding Co., Ltd., ADR		181	4,641	*
SunEdison Inc.		1,359	32,616	*
SunPower Corp.		64	2,004	*

Total Semiconductors & Semiconductor Equipment			43,535

Software - 2.0%
CDK Global Inc.		543	25,391
FireEye Inc.		3,100	121,675	*
MicroStrategy Inc., Class A Shares		1,500	253,785	*(c)
Solarwinds Inc.		2,500	128,100	*

Total Software			528,951

TOTAL INFORMATION TECHNOLOGY			1,397,353

MATERIALS - 2.6%
Chemicals - 1.2%
Arkema		510	40,255	(a)
Clariant AG, Registered Shares		2,035	40,665	(a)
Cytec Industries Inc.		1,274	68,847
FMC Corp.		2,126	121,713
Kuraray Co., Ltd.		4,200	56,938	(a)

Total Chemicals			328,418

Containers & Packaging - 0.9%
Owens-Illinois Inc.		10,727	250,154	*(b)

Metals & Mining - 0.5%
Barrick Gold Corp.		8,647	94,771
Freeport-McMoRan Inc.		1,429	27,080

Total Metals & Mining			121,851

TOTAL MATERIALS			700,423

TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.0%
Hellenic Telecommunications Organization SA		1,009	8,945	*(a)

Wireless Telecommunication Services - 0.1%
China Mobile Ltd., ADR		381	24,776

TOTAL TELECOMMUNICATION SERVICES			33,721

UTILITIES - 0.2%
Independent Power and Renewable Electricity Producers - 0.2%
TerraForm Power Inc., Class A		696	25,411
Vivint Solar Inc.		2,450	29,743	*

TOTAL UTILITIES			55,154

TOTAL COMMON STOCKS (Cost - $8,235,316)			8,482,984

	RATE
CONVERTIBLE PREFERRED STOCKS - 0.2%
FINANCIALS - 0.2%
Real Estate Investment Trusts (REITs) - 0.2%
American Tower Corp. (Cost - $50,000)	5.500%	500	49,615	*

INVESTMENTS IN UNDERLYING FUNDS - 0.0%
iShares MSCI India ETF		47	1,508
WisdomTree India Earnings Fund		65	1,482

TOTAL INVESTMENTS IN UNDERLYING FUNDS (Cost - $3,064)			2,990

See Notes to Consolidated Schedule of Investments.

PERMAL ALTERNATIVE SELECT VIT PORTFOLIO

Consolidated schedule of investments (unaudited) (cont’d)	March 31, 2015

SECURITY			SHARES	VALUE
MASTER LIMITED PARTNERSHIPS - 0.6%
ENERGY - 0.0%
PBF Logistics LP			175	$3,983

FINANCIALS - 0.6%
Apollo Global Management LLC, Class A Shares			2,390	51,624
Blackstone Group LP			1,870	72,724
Fortress Investment Group LLC, Class A Shares			3,835	30,949

TOTAL FINANCIALS				155,297

TOTAL MASTER LIMITED PARTNERSHIPS (Cost - $149,964)				159,280

	RATE
PREFERRED STOCKS - 0.0%
FINANCIALS - 0.0%
Thrifts & Mortgage Finance - 0.0%
Federal Home Loan Mortgage Corp. (FHLMC)	5.570%		129	477	*
Federal Home Loan Mortgage Corp. (FHLMC)	5.900%		202	758	*
Federal Home Loan Mortgage Corp. (FHLMC)	8.375%		675	2,808	*(d)
Federal National Mortgage Association (FNMA)	0.000%		239	896	*(d)
Federal National Mortgage Association (FNMA)	8.250%		675	2,808	*(d)

TOTAL PREFERRED STOCKS (Cost - $7,992)				7,747

			UNITS
STATUTORY TRUST CERTIFICATES - 0.0%
Rescap Liquidating Trust (Cost - $5,806)			556	5,838

		MATURITY DATE	FACE AMOUNT
CONVERTIBLE BONDS & NOTES - 1.2%
FINANCIALS - 0.2%
Real Estate Investment Trusts (REITs) - 0.2%
Starwood Waypoint Residential Trust, Senior Notes	4.500%	10/15/17	$10,000	10,319	(e)
Starwood Waypoint Residential Trust, Senior Notes	3.000%	7/1/19	50,000	48,594	(b)(e)

TOTAL FINANCIALS				58,913

INDUSTRIALS - 1.0%
Electrical Equipment - 1.0%
SolarCity Corp., Senior Notes	1.625%	11/1/19	285,000	253,650	(b)(e)

INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
SunEdison Inc., Senior Notes	2.375%	4/15/22	5,000	5,887	(e)

TOTAL CONVERTIBLE BONDS & NOTES (Cost - $326,261)				318,450

CORPORATE BONDS & NOTES - 12.1%
CONSUMER DISCRETIONARY - 3.6%
Hotels, Restaurants & Leisure - 1.5%
Caesars Entertainment Operating Co. Inc., Secured Bonds	10.000%	12/15/18	4,967	1,080	(f)
Caesars Entertainment Operating Co. Inc., Secured Notes	10.000%	12/15/18	325,000	69,875	(f)
Caesars Entertainment Operating Co. Inc., Senior Secured Notes	11.250%	6/1/17	185,000	135,050	(f)
Caesars Entertainment Operating Co. Inc., Senior Secured Notes	9.000%	2/15/20	250,000	186,250	(f)
Caesars Entertainment Operating Co. Inc., Senior Secured Notes	9.000%	2/15/20	10,000	7,450	(f)

Total Hotels, Restaurants & Leisure				399,705

See Notes to Consolidated Schedule of Investments.

PERMAL ALTERNATIVE SELECT VIT PORTFOLIO

Consolidated schedule of investments (unaudited) (cont’d)	March 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Media - 1.5%
iHeartCommunications Inc., Senior Secured Notes	9.000%	3/1/21	$15,000	$14,419
iHeartCommunications Inc., Senior Secured Notes	11.250%	3/1/21	75,000	76,969
iHeartCommunications Inc., Senior Secured Notes	9.000%	9/15/22	100,000	96,000
iHeartCommunications Inc., Senior Secured Notes	10.625%	3/15/23	20,000	20,050	(e)
Numericable-SFR, Senior Secured Bonds	6.250%	5/15/24	200,000	202,750	(e)

Total Media				410,188

Specialty Retail - 0.4%
PETCO Animal Supplies Inc., Senior Notes	9.250%	12/1/18	100,000	105,250	(e)

Textiles, Apparel & Luxury Goods - 0.2%
Quiksilver Inc./QS Wholesale Inc., Senior Secured Notes	7.875%	8/1/18	55,000	50,050	(e)

TOTAL CONSUMER DISCRETIONARY				965,193

CONSUMER STAPLES - 0.8%
Food & Staples Retailing - 0.8%
New Albertsons Inc., Senior Bonds	7.750%	6/15/26	150,000	142,500
New Albertsons Inc., Senior Bonds	7.450%	8/1/29	40,000	36,800
New Albertsons Inc., Senior Bonds	8.000%	5/1/31	25,000	23,875
New Albertsons Inc., Senior Notes	6.625%	6/1/28	5,000	4,163

TOTAL CONSUMER STAPLES				207,338

ENERGY - 0.9%
Oil, Gas & Consumable Fuels - 0.9%
Ridgebury Crude Tankers LLC, Senior Secured Bonds	7.625%	3/20/17	238,095	245,833	(g)

FINANCIALS - 1.8%
Capital Markets - 0.9%
Lehman Brothers Holdings Inc., Escrow Receipts	—	—	1,750,000	251,562

Insurance - 0.9%
Ambac Assurance Corp., Subordinated Notes	5.100%	6/7/20	199,196	231,317	(e)

TOTAL FINANCIALS				482,879

INDUSTRIALS - 0.1%
Aerospace & Defense - 0.1%
DynCorp International Inc., Senior Notes	10.375%	7/1/17	10,000	8,800

INFORMATION TECHNOLOGY - 0.0%
Technology Hardware, Storage & Peripherals - 0.0%
Project Homestake Merger Corp., Senior Notes	8.875%	3/1/23	5,000	5,025	(e)

MATERIALS - 3.5%
Metals & Mining - 3.5%
AuRico Gold Inc., Secured Notes	7.750%	4/1/20	55,000	54,175	(e)
Consolidated Minerals Ltd., Senior Secured Notes	8.000%	5/15/20	200,000	142,000	(e)
Evraz Inc., Senior Secured Notes	7.500%	11/15/19	175,000	170,187	(e)
First Quantum Minerals Ltd., Senior Notes	7.250%	5/15/22	200,000	185,000	(e)
HudBay Minerals Inc., Senior Notes	9.500%	10/1/20	300,000	313,500	(b)
Thompson Creek Metals Co. Inc., Senior Notes	7.375%	6/1/18	85,000	67,788
Thompson Creek Metals Co. Inc., Senior Notes	12.500%	5/1/19	10,000	8,650

TOTAL MATERIALS				941,300

See Notes to Consolidated Schedule of Investments.

PERMAL ALTERNATIVE SELECT VIT PORTFOLIO

Consolidated schedule of investments (unaudited) (cont’d)	March 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
TELECOMMUNICATION SERVICES - 1.4%
Diversified Telecommunication Services - 0.0%
Intelsat Luxembourg SA, Senior Bonds	6.750%	6/1/18	$10,000	$9,850

Wireless Telecommunication Services - 1.4%
Altice Financing SA, Senior Secured Notes	6.625%	2/15/23	200,000	207,000	(e)
T-Mobile USA Inc., Senior Notes	6.375%	3/1/25	150,000	155,160

Total Wireless Telecommunication Services				362,160

TOTAL TELECOMMUNICATION SERVICES				372,010

TOTAL CORPORATE BONDS & NOTES (Cost - $3,324,825)				3,228,378

MUNICIPAL BONDS - 0.1%
Puerto Rico - 0.1%
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue	6.050%	8/1/36	5,000	3,388	(h)
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue	6.050%	8/1/39	10,000	6,676	(h)

TOTAL MUNICIPAL BONDS (Cost - $10,079)				10,064

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 0.0%
U.S. Government Obligations - 0.0%
U.S. Treasury Bonds			3,000	3,362
U.S. Treasury Bonds			1,500	1,644

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $4,961)				5,006

		EXPIRATION DATE	CONTRACTS
PURCHASED OPTIONS - 1.2%
Actavis PLC, Call @ $270.00		1/15/16	7	35,000
AUD vs USD, Call @ $0.80		6/19/15	364,000	1,250
AUD vs USD, Call @ $0.82		6/19/15	375,000	474
Concho Resources Inc., Call @ $95.00		1/15/16	11	31,680
Ebay Inc., Call @ $60.00		1/15/16	26	11,362
EUR vs AUD, Put @ $1.32		6/22/15	182,000	469
EUR vs AUD, Put @ $1.35		6/22/15	182,000	978
EUR vs AUD, Put @ $1.37		6/22/15	182,000	1,548
FireEye Inc., Call @ $35.00		1/15/16	25	22,450
Golar LNG Ltd., Call @ $60.00		1/15/16	23	1,897
Google Inc., Call @ $500.00		1/15/16	3	24,030
L Brands Inc., Call @ $55.50		1/15/16	17	66,895
Market Vectors Gold Miners ETF, Call @ $24.00		6/19/15	28	280
MasterCard Inc., Call @ $72.00		1/15/16	16	28,600
Michael Kors Holdings Ltd., Call @ $72.50		1/15/16	13	5,850
Netflix Inc., Call @ $400.00		1/15/16	2	13,000
Schlumberger Ltd., Call @ $115.00		1/15/16	7	301
Starbucks Corp., Call @ $72.50		1/15/16	17	41,310
Tiffany & Co., Call @ $87.50		1/15/16	20	16,500
Tiffany & Co., Call @ $95.00		1/20/17	14	12,495

TOTAL PURCHASED OPTIONS (Cost - $216,174)				316,369

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $12,334,442)				12,586,721

See Notes to Consolidated Schedule of Investments.

PERMAL ALTERNATIVE SELECT VIT PORTFOLIO

Consolidated schedule of investments (unaudited) (cont’d)	March 31, 2015

SECURITY	RATE	SHARES	VALUE
SHORT-TERM INVESTMENTS - 28.1%
State Street Institutional Liquid Reserves Fund, Premier Class	0.097%	416,232	$416,232
State Street Institutional Investment Trust Treasury Plus Fund, Premier Class	0.000%	1,287,343	1,287,343
State Street Institutional Investment Trust Treasury Money Market Fund, Premier Class	0.000%	5,813,752	5,813,752

TOTAL SHORT-TERM INVESTMENTS (Cost - $7,517,327)			7,517,327

TOTAL INVESTMENTS - 75.2% (Cost - $19,851,769#)			20,104,048
Other Assets in Excess of Liabilities - 24.8%			6,626,811

TOTAL NET ASSETS - 100.0%			$26,730,859

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

(b)	All or a portion of this security is held at the broker as collateral for open securities sold short.

(c)	All or a portion of this security is held by the custodian as collateral for open swap contracts.

(d)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(f)	The coupon payment on these securities is currently in default as of March 31, 2015.

(g)	Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(h)	Illiquid security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR	— American Depositary Receipts

SECURITIES SOLD SHORT‡
COMMON STOCKS - (4.6)%
CONSUMER DISCRETIONARY - (0.2)%
Hotels, Restaurants & Leisure - (0.0)%
Bloomin’ Brands Inc.	(61)	$(1,484)
Chipotle Mexican Grill Inc.	(3)	(1,952)*
Dominos Pizza Inc.	(14)	(1,408)
Dunkin’ Brands Group Inc.	(34)	(1,617)
Restaurant Brands International Inc.	(37)	(1,421)
Starbucks Corp.	(17)	(1,610)
Texas Roadhouse Inc., Class A Shares	(42)	(1,530)

Total Hotels, Restaurants & Leisure		(11,022)

Multiline Retail - (0.1)%
Burlington Stores Inc.	(24)	(1,426)*
Dollar Tree Inc.	(296)	(24,019)*
J.C. Penney Co. Inc.	(547)	(4,600)*
Target Corp.	(19)	(1,560)

Total Multiline Retail		(31,605)

Specialty Retail - (0.1)%
Gap Inc.	(133)	(5,763)
L Brands Inc.	(17)	(1,603)
Michaels Cos. Inc.	(56)	(1,515)*
Ross Stores Inc.	(14)	(1,475)
Staples Inc.	(473)	(7,703)
TJX Cos. Inc.	(23)	(1,611)

Total Specialty Retail		(19,670)

Textiles, Apparel & Luxury Goods - (0.0)%
Kate Spade & Co.	(47)	(1,569)*
Lululemon Athletica Inc.	(24)	(1,537)*
V.F. Corp.	(20)	(1,506)

Total Textiles, Apparel & Luxury Goods		(4,612)

TOTAL CONSUMER DISCRETIONARY		(66,909)

See Notes to Consolidated Schedule of Investments.

PERMAL ALTERNATIVE SELECT VIT PORTFOLIO

Consolidated schedule of investments (unaudited) (cont’d)	March 31, 2015

SECURITY	SHARES	VALUE
CONSUMER STAPLES - (0.3)%
Beverages - (0.2)%
Kirin Holdings Co., Ltd.	(3,000)	$(39,405	)(a)

Food & Staples Retailing - (0.1)%
Kroger Co.	(22)	(1,686)
Sprouts Farmers Market Inc.	(907)	(31,954	)*
SUPERVALU Inc.	(138)	(1,605	)*

Total Food & Staples Retailing		(35,245)

Tobacco - (0.0)%
Reynolds American Inc.	(103)	(7,098)

TOTAL CONSUMER STAPLES		(81,748)

EXCHANGE-TRADED FUNDS - (3.8)%
Nikkei 225 ETF	(475)	(78,355	)(a)
SPDR S&P 500 ETF Trust	(1,467)	(302,833)
SPDR S&P Midcap 400 ETF Trust	(1,108)	(307,182)
The Select Sector SPDR Trust - The Energy Select Sector SPDR Fund	(2,707)	(210,009)
Vanguard FTSE Europe ETF	(2,043)	(110,771)

TOTAL EXCHANGE-TRADED FUNDS		(1,009,150)

FINANCIALS - (0.0)%
Real Estate Investment Trusts (REITs) - (0.0)%
Starwood Waypoint Residential Trust	(382)	(9,875)

INDUSTRIALS - (0.3)%
Electrical Equipment - (0.3)%
SolarCity Corp.	(1,346)	(69,023	)*

INFORMATION TECHNOLOGY - (0.0)%
Internet Software & Services - (0.0)%
Alibaba Group Holding Ltd., ADR	(19)	(1,581	)*

Software - (0.0)%
Manhattan Associates Inc.	(65)	(3,290	)*

TOTAL INFORMATION TECHNOLOGY		(4,871)

TOTAL COMMON STOCKS (Cost - $(1,246,681))		(1,241,576)

CORPORATE BONDS & NOTES - (0.1)%
Media - (0.1)%
Time Warner Cable Inc., Senior Bonds (Cost - $(14,908))	(15,000)	(15,447)

TOTAL SECURITIES SOLD SHORT (Cost - $(1,261,589))		(1,257,023)

*	Non-income producing security.

‡	Percentages indicated are based on net assets.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

See Notes to Consolidated Schedule of Investments.

PERMAL ALTERNATIVE SELECT VIT PORTFOLIO

Consolidated schedule of investments (unaudited) (cont’d)	March 31, 2015

SCHEDULE OF WRITTEN OPTIONS
SECURITY	EXPIRATION DATE	STRIKE PRICE	CONTRACTS	VALUE
Actavis PLC, Call	1/15/16	$310.00	6	$15,120
AUD vs USD, Put	6/19/15	0.75	375,000	5,297
Concho Resources Inc., Call	1/15/16	115.00	11	18,535
Concho Resources Inc., Put	1/15/16	70.00	11	2,613
Ebay Inc., Call	1/15/16	70.00	26	3,666
Ebay Inc., Put	1/15/16	50.00	26	5,148
EUR vs AUD, Call	6/22/15	1.44	182,000	3,156
FireEye Inc., Call	1/15/16	50.00	25	8,500
FireEye Inc., Put	1/15/16	25.00	25	2,875
Golar LNG Ltd., Put	1/15/16	40.00	23	27,140
Google Inc., Call	1/15/16	575.00	3	11,922
Google Inc., Put	1/15/16	450.00	3	3,195
L Brands Inc., Call	1/15/16	65.50	17	50,065
L Brands Inc., Put	1/15/16	44.50	17	340
Market Vectors Gold Miners ETF, Put	6/19/15	21.00	28	8,008
Mastercard Inc., Call	1/15/16	82.00	16	15,360
Mastercard Inc., Put	1/15/16	62.00	16	1,552
Michael Kors Holdings Ltd., Call	1/15/16	100.00	13	520
Michael Kors Holdings Ltd., Put	1/15/16	55.00	13	3,380
Schlumberger Ltd., Put	1/15/16	85.00	7	5,740
Starbucks Corp., Call	1/15/16	82.50	17	25,976
Starbucks Corp., Put	1/15/16	60.00	17	680
Tiffany & Co., Call	1/15/16	100.00	10	3,600
Tiffany & Co., Call	1/20/17	115.00	14	5,215
Tiffany & Co., Put	1/15/16	75.00	20	6,700
Tiffany & Co., Put	1/20/17	65.00	14	5,460
Yelp Inc., Put	1/15/16	50.00	11	10,285

TOTAL WRITTEN OPTIONS (Premiums received - $170,096)				$250,048

This Schedule of Investments is unaudited and is intended to provide information about the Portfolio’s portfolio holdings as of the date of the schedule. Other information regarding the Portfolio is available in the Portfolio’s most recent annual or semi-annual shareholder report.

See Notes to Consolidated Schedule of Investments.

Notes to Consolidated Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Permal Alternative Select VIT Portfolio (the “Portfolio”) is a separate non-diversified investment series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Portfolio seeks to achieve its investment objective by implementing a tactical asset allocation program of alternative strategies overseen by the Portfolio’s manager, Permal Asset Management LLC (“Permal”), through which the Portfolio will allocate its assets among a number of alternative investment strategies implemented by multiple investment subadvisers. Permal may also manage Portfolio assets directly.

The Portfolio’s assets may be invested in wholly-owned and controlled subsidiaries, each of which will have the same investment objective as the Portfolio. The Portfolio intends to gain exposure to the commodities markets by investing a portion of its assets in a wholly-owned subsidiary, Alternative Select VIT Portfolio Ltd. (the “Subsidiary”), organized under the laws of the Cayman Islands. Among other investments, the Subsidiary is expected to invest, directly or indirectly through the use of derivatives, in securities and commodity interests, which include commodity futures (including futures on broad-based securities indexes or interest rate futures, options on commodity futures, certain swaps and other investments). This Schedule of Investments is the consolidated Schedule of Investments of the Portfolio and the Subsidiary.

Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. When the Portfolio holds securities or other assets that are denominated in a foreign currency, the Portfolio will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities as determined in accordance with procedures approved by the Portfolio’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (formerly, Legg Mason North American Fund Valuation Committee) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Portfolio, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted

Notes to Consolidated Schedule of Investments (unaudited) (continued)

securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term investments†:
Common stocks:
Consumer discretionary	$2,354,736	$97,454	—	$2,452,190
Industrials	1,078,601	169,237	—	1,247,838
Information technology	1,267,838	129,515	—	1,397,353
Materials	562,565	137,858	—	700,423
Telecommunication services	24,776	8,945	—	33,721
Other common stocks	2,651,459	—	—	2,651,459
Convertible preferred stocks	49,615	—	—	49,615
Investments in underlying funds	2,990	—	—	2,990
Master limited partnerships	159,280	—	—	159,280
Preferred stocks	7,747	—	—	7,747
Statutory trust certificates	5,838	—	—	5,838
Convertible bonds & notes	—	318,450	—	318,450
Corporate bonds & notes	—	3,228,378	—	3,228,378
Municipal bonds	—	10,064	—	10,064
U.S. government & agency obligations	—	5,006	—	5,006
Purchased options	119,923	196,446	—	316,369

Total long-term investments	$8,285,368	$4,301,353	—	$12,586,721

Short-term investments†	7,517,327	—	—	7,517,327

Total investments	$15,802,695	$4,301,353	—	$20,104,048

Other financial instruments:
Futures contracts	$77,149	—	—	$77,149
Forward foreign currency contracts	—	$112,480	—	112,480
OTC total return swaps‡	—	2,086	—	2,086

Total other financial instruments	$77,149	$114,566	—	$191,715

Total	$15,879,844	$4,415,919	—	$20,295,763

Notes to Consolidated Schedule of Investments (unaudited) (continued)

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other financial instruments:
Securities sold short:
Common stock	$1,123,816	$117,760	—	$1,241,576
Corporate bonds & notes	—	15,447	—	15,447
Written options	250,048	—	—	250,048
Futures contracts	13,254	—	—	13,254
Forward foreign currency contracts	—	168,867	—	168,867
OTC total return swaps‡	—	221,185	—	221,185

Total	$1,387,118	$523,259	—	$1,910,377

†	See Schedule of Investments for additional detailed categorizations.

‡	Values include any premiums paid or received with respect to swap contracts.

2. Investments

At March 31, 2015, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$804,604
Gross unrealized depreciation	(552,325)

Net unrealized appreciation	$252,279

At March 31, 2015, the Portfolio had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
3-Month Bankers Acceptance	5	3/16	$978,767	$979,038	$271
3-Month Euribor	18	6/17	4,828,472	4,834,756	6,284
3-Month Euribor	2	9/17	536,900	536,980	80
90-Day Eurodollar	19	9/17	4,658,137	4,664,025	5,888
90-Day Sterling	32	3/17	5,854,892	5,861,803	6,911
CAC 40 10 Euro Index	2	4/15	107,762	108,299	537
Dax Index	1	6/15	321,017	322,857	1,840
E-Mini NASDAQ 100 Index	3	6/15	259,486	259,770	284
E-mini Nikkei 225 Index	32	6/15	494,340	512,544	18,204
E-mini S&P 500 Index	6	6/15	612,653	618,240	5,587
Euro Stoxx 50	14	6/15	538,576	546,593	8,017
FTSE 100 Index	3	6/15	303,416	299,365	(4,051)
H-shares Index	2	4/15	158,335	159,829	1,494
Hang Seng Index	1	4/15	158,302	160,906	2,604
LME Price Aluminum	1	6/15	44,229	44,600	371
MSCI Taiwan Index	2	4/15	70,713	70,600	(113)
Russell 2000 Mini Index	1	6/15	123,091	124,890	1,799
SPI 200 Index	1	6/15	110,440	112,077	1,637
Topix Index	2	6/15	252,408	257,389	4,981
U.S. Treasury Long-Term Bonds	1	6/15	161,438	163,875	2,437
U.S. Treasury Ultra Long-Term Bonds	1	6/15	166,719	169,875	3,156

					$68,218

Contracts to Sell:
90-Day Eurodollar	11	3/16	2,721,738	2,726,900	(5,162)
Corn	1	5/15	19,837	18,813	1,024
E-mini S&P 500 Index	3	6/15	309,528	309,120	408
LME Price Aluminum	1	6/15	43,940	44,600	(660)
Natural Gas	3	4/15	81,215	79,200	2,015
RBOB Gasoline	1	4/15	71,272	74,340	(3,068)
Soybean	1	5/15	48,462	48,662	(200)
Sugar No. 11	1	6/15	14,827	13,507	1,320

					$(4,323)

Net unrealized appreciation on open futures contracts					$63,895

Notes to Consolidated Schedule of Investments (unaudited) (continued)

At March 31, 2015 , the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	70,000	JPY	6,514,641	Deutsche Bank AG	4/1/15	$(1,003)
AUD	120,000	JPY	11,229,336	Deutsche Bank AG	4/1/15	(2,231)
AUD	50,000	JPY	4,708,895	Deutsche Bank AG	4/1/15	(1,180)
AUD	20,000	JPY	1,882,904	Deutsche Bank AG	4/1/15	(466)
AUD	60,000	JPY	5,524,920	Deutsche Bank AG	4/1/15	(367)
AUD	150,000	USD	115,856	Deutsche Bank AG	4/1/15	(1,608)
AUD	340,000	USD	265,417	Deutsche Bank AG	4/1/15	(6,456)
AUD	140,000	USD	110,268	Deutsche Bank AG	4/1/15	(3,637)
AUD	50,000	USD	39,324	Deutsche Bank AG	4/1/15	(1,242)
AUD	560,000	USD	430,769	Deutsche Bank AG	4/1/15	(4,245)
CAD	10,000	USD	7,835	Deutsche Bank AG	4/1/15	60
CAD	10,000	USD	7,984	Deutsche Bank AG	4/1/15	(89)
CAD	430,000	USD	340,442	Deutsche Bank AG	4/1/15	(937)
EUR	170,000	USD	185,854	Deutsche Bank AG	4/1/15	(3,061)
EUR	50,000	USD	54,606	Deutsche Bank AG	4/1/15	(843)
EUR	20,000	USD	21,937	Deutsche Bank AG	4/1/15	(432)
EUR	124,000	USD	136,856	Deutsche Bank AG	4/1/15	(3,525)
EUR	124,000	USD	136,639	Deutsche Bank AG	4/1/15	(3,308)
EUR	10,000	USD	10,921	Deutsche Bank AG	4/1/15	(168)
EUR	62,000	USD	67,456	Deutsche Bank AG	4/1/15	(791)
EUR	124,000	USD	135,021	Deutsche Bank AG	4/1/15	(1,690)
EUR	400,000	USD	433,716	Deutsche Bank AG	4/1/15	(3,616)
EUR	435,000	USD	471,714	Deutsche Bank AG	4/1/15	(3,980)
GBP	10,000	USD	14,757	Deutsche Bank AG	4/1/15	77
GBP	40,000	USD	59,512	Deutsche Bank AG	4/1/15	(176)
GBP	30,000	USD	44,779	Deutsche Bank AG	4/1/15	(277)
GBP	460,000	USD	682,796	Deutsche Bank AG	4/1/15	(432)
GBP	205,000	USD	303,564	Deutsche Bank AG	4/1/15	533
JPY	14,853,643	AUD	160,000	Deutsche Bank AG	4/1/15	1,983
JPY	3,689,740	AUD	40,000	Deutsche Bank AG	4/1/15	299
JPY	3,710,069	AUD	40,000	Deutsche Bank AG	4/1/15	468
JPY	7,427,560	AUD	80,000	Deutsche Bank AG	4/1/15	998
JPY	8,500,000	USD	70,061	Deutsche Bank AG	4/1/15	810
JPY	14,170,000	USD	117,603	Deutsche Bank AG	4/1/15	545
JPY	8,520,000	USD	70,588	Deutsche Bank AG	4/1/15	450
JPY	24,030,000	USD	200,469	Deutsche Bank AG	4/1/15	(110)
JPY	21,390,000	USD	178,894	Deutsche Bank AG	4/1/15	(547)
JPY	14,270,000	USD	119,209	Deutsche Bank AG	4/1/15	(228)
JPY	8,130,000	USD	68,420	Deutsche Bank AG	4/1/15	(633)
JPY	19,650,000	USD	164,898	Deutsche Bank AG	4/1/15	(1,060)
JPY	23,350,000	USD	195,143	Deutsche Bank AG	4/1/15	(454)
JPY	8,740,000	USD	73,331	Deutsche Bank AG	4/1/15	(459)
JPY	179,684	USD	1,497	Deutsche Bank AG	4/1/15	1
MXN	390,000	USD	25,907	Deutsche Bank AG	4/1/15	(339)
MXN	100,000	USD	6,682	Deutsche Bank AG	4/1/15	(126)
MXN	80,000	USD	5,353	Deutsche Bank AG	4/1/15	(108)
MXN	20,000	USD	1,342	Deutsche Bank AG	4/1/15	(31)
MXN	1,550,000	USD	101,846	Deutsche Bank AG	4/1/15	(230)

Notes to Consolidated Schedule of Investments (unaudited) (continued)

NOK	40,000	USD	4,821	Deutsche Bank AG	4/1/15	144
NOK	40,000	USD	4,769	Deutsche Bank AG	4/1/15	196
NOK	70,000	USD	8,878	Deutsche Bank AG	4/1/15	(188)
NOK	20,000	USD	2,541	Deutsche Bank AG	4/1/15	(58)
NOK	1,060,000	USD	132,881	Deutsche Bank AG	4/1/15	(1,297)
NZD	50,000	USD	37,265	Deutsche Bank AG	4/1/15	115
NZD	130,000	USD	99,124	Deutsche Bank AG	4/1/15	(1,936)
NZD	30,000	USD	22,993	Deutsche Bank AG	4/1/15	(565)
NZD	10,000	USD	7,626	Deutsche Bank AG	4/1/15	(150)
NZD	120,000	USD	90,343	Deutsche Bank AG	4/1/15	(631)
PLN	10,000	USD	2,604	Deutsche Bank AG	4/1/15	35
PLN	20,000	USD	5,326	Deutsche Bank AG	4/1/15	(49)
PLN	10,000	USD	2,658	Deutsche Bank AG	4/1/15	(19)
PLN	10,000	USD	2,669	Deutsche Bank AG	4/1/15	(31)
PLN	60,000	USD	15,904	Deutsche Bank AG	4/1/15	(71)
SEK	60,000	USD	6,903	Deutsche Bank AG	4/1/15	64
SEK	30,000	USD	3,467	Deutsche Bank AG	4/1/15	16
SEK	50,000	USD	5,869	Deutsche Bank AG	4/1/15	(63)
SEK	20,000	USD	2,355	Deutsche Bank AG	4/1/15	(32)
SEK	460,000	USD	53,562	Deutsche Bank AG	4/1/15	(149)
SEK	533,150	USD	62,000	Deutsche Bank AG	4/1/15	(93)
TRY	10,000	USD	3,856	Deutsche Bank AG	4/1/15	(8)
TRY	30,000	USD	11,750	Deutsche Bank AG	4/1/15	(206)
TRY	140,000	USD	53,599	Deutsche Bank AG	4/1/15	271
USD	7,632	AUD	10,000	Deutsche Bank AG	4/1/15	16
USD	857,175	AUD	1,120,000	Deutsche Bank AG	4/1/15	4,127
USD	22,816	AUD	30,000	Deutsche Bank AG	4/1/15	(34)
USD	30,745	AUD	40,000	Deutsche Bank AG	4/1/15	279
USD	31,255	AUD	40,000	Deutsche Bank AG	4/1/15	789
USD	328,913	CAD	420,000	Deutsche Bank AG	4/1/15	(2,696)
USD	7,811	CAD	10,000	Deutsche Bank AG	4/1/15	(84)
USD	7,932	CAD	10,000	Deutsche Bank AG	4/1/15	36
USD	7,984	CAD	10,000	Deutsche Bank AG	4/1/15	88
USD	84,640	EUR	80,000	Deutsche Bank AG	4/1/15	(1,380)
USD	531,143	EUR	500,000	Deutsche Bank AG	4/1/15	(6,482)
USD	63,735	EUR	60,000	Deutsche Bank AG	4/1/15	(780)
USD	10,609	EUR	10,000	Deutsche Bank AG	4/1/15	(144)
USD	746,008	EUR	683,000	Deutsche Bank AG	4/1/15	11,612
USD	201,551	EUR	186,000	Deutsche Bank AG	4/1/15	1,555
USD	44,326	GBP	30,000	Deutsche Bank AG	4/1/15	(176)
USD	634,589	GBP	430,000	Deutsche Bank AG	4/1/15	(3,273)
USD	29,330	GBP	20,000	Deutsche Bank AG	4/1/15	(338)
USD	44,261	GBP	30,000	Deutsche Bank AG	4/1/15	(241)
USD	305,023	GBP	205,000	Deutsche Bank AG	4/1/15	926
USD	14,882	GBP	10,000	Deutsche Bank AG	4/1/15	48
USD	29,763	GBP	20,000	Deutsche Bank AG	4/1/15	95
USD	1,242,788	JPY	150,750,000	Deutsche Bank AG	4/1/15	(14,143)
USD	1,938	MXN	30,000	Deutsche Bank AG	4/1/15	(29)
USD	129,716	MXN	2,000,000	Deutsche Bank AG	4/1/15	(1,402)
USD	1,296	MXN	20,000	Deutsche Bank AG	4/1/15	(15)
USD	5,837	MXN	90,000	Deutsche Bank AG	4/1/15	(63)
USD	138,667	NOK	1,150,000	Deutsche Bank AG	4/1/15	(4,089)
USD	4,948	NOK	40,000	Deutsche Bank AG	4/1/15	(18)
USD	4,968	NOK	40,000	Deutsche Bank AG	4/1/15	2
USD	236,080	NZD	320,000	Deutsche Bank AG	4/1/15	(3,152)
USD	7,286	NZD	10,000	Deutsche Bank AG	4/1/15	(190)
USD	7,446	NZD	10,000	Deutsche Bank AG	4/1/15	(30)
USD	25,618	PLN	100,000	Deutsche Bank AG	4/1/15	(771)
USD	2,558	PLN	10,000	Deutsche Bank AG	4/1/15	(80)
USD	57,784	SEK	500,000	Deutsche Bank AG	4/1/15	(273)
USD	4,543	SEK	40,000	Deutsche Bank AG	4/1/15	(101)
USD	9,425	SEK	80,000	Deutsche Bank AG	4/1/15	136
USD	62,000	SEK	527,592	Deutsche Bank AG	4/1/15	739

Notes to Consolidated Schedule of Investments (unaudited) (continued)

USD	645	SEK	5,558	Deutsche Bank AG	4/1/15	—
USD	64,922	TRY	170,000	Deutsche Bank AG	4/1/15	(491)
USD	3,808	TRY	10,000	Deutsche Bank AG	4/1/15	(40)
USD	3,207	ZAR	40,000	Deutsche Bank AG	4/1/15	(91)
USD	3,220	ZAR	40,000	Deutsche Bank AG	4/1/15	(77)
USD	54,799	ZAR	680,000	Deutsche Bank AG	4/1/15	(1,265)
USD	5,671	ZAR	70,000	Deutsche Bank AG	4/1/15	(101)
USD	3,249	ZAR	40,000	Deutsche Bank AG	4/1/15	(48)
ZAR	150,000	USD	12,409	Deutsche Bank AG	4/1/15	(42)
ZAR	120,000	USD	10,053	Deutsche Bank AG	4/1/15	(160)
ZAR	40,000	USD	3,371	Deutsche Bank AG	4/1/15	(74)
ZAR	50,000	USD	4,232	Deutsche Bank AG	4/1/15	(109)
ZAR	510,000	USD	42,234	Deutsche Bank AG	4/1/15	(186)
AUD	192,786	EUR	137,000	Deutsche Bank AG	4/2/15	42,490
EUR	137,000	AUD	192,540	Deutsche Bank AG	4/2/15	(42,302)
USD	471,784	EUR	435,000	Deutsche Bank AG	4/15/15	3,970
USD	303,530	GBP	205,000	Deutsche Bank AG	4/15/15	(541)
USD	62,100	SEK	533,926	Deutsche Bank AG	4/15/15	92
JPY	2,783,796	AUD	30,000	Deutsche Bank AG	4/17/15	386
JPY	9,188,820	AUD	100,000	Deutsche Bank AG	4/17/15	533
JPY	5,518,537	AUD	60,000	Deutsche Bank AG	4/17/15	364
JPY	3,666,608	AUD	40,000	Deutsche Bank AG	4/17/15	139
USD	23,366	AUD	30,000	Deutsche Bank AG	4/17/15	537
USD	131,064	AUD	170,000	Deutsche Bank AG	4/17/15	1,698
USD	430,362	AUD	560,000	Deutsche Bank AG	4/17/15	4,215
USD	129,671	AUD	170,000	Deutsche Bank AG	4/17/15	305
USD	23,712	CAD	30,000	Deutsche Bank AG	4/17/15	30
USD	340,370	CAD	430,000	Deutsche Bank AG	4/17/15	926
USD	7,858	CAD	10,000	Deutsche Bank AG	4/17/15	(36)
USD	54,379	EUR	50,000	Deutsche Bank AG	4/17/15	606
USD	433,805	EUR	400,000	Deutsche Bank AG	4/17/15	3,620
USD	54,190	EUR	50,000	Deutsche Bank AG	4/17/15	417
USD	225,692	EUR	210,000	Deutsche Bank AG	4/17/15	(155)
USD	14,824	GBP	10,000	Deutsche Bank AG	4/17/15	(9)
USD	14,789	GBP	10,000	Deutsche Bank AG	4/17/15	(44)
USD	682,727	GBP	460,000	Deutsche Bank AG	4/17/15	431
USD	29,589	GBP	20,000	Deutsche Bank AG	4/17/15	(76)
USD	195,183	JPY	23,350,000	Deutsche Bank AG	4/17/15	454
USD	458,893	JPY	55,150,000	Deutsche Bank AG	4/17/15	(1,035)
USD	4,626	MXN	70,000	Deutsche Bank AG	4/17/15	40
USD	101,740	MXN	1,550,000	Deutsche Bank AG	4/17/15	200
USD	7,875	MXN	120,000	Deutsche Bank AG	4/17/15	14
USD	9,140	MXN	140,000	Deutsche Bank AG	4/17/15	(31)
USD	132,816	NOK	1,060,000	Deutsche Bank AG	4/17/15	1,272
USD	6,246	NOK	50,000	Deutsche Bank AG	4/17/15	41
USD	7,411	NOK	60,000	Deutsche Bank AG	4/17/15	(35)
USD	90,202	NZD	120,000	Deutsche Bank AG	4/17/15	621
USD	14,945	NZD	20,000	Deutsche Bank AG	4/17/15	15
USD	15,895	PLN	60,000	Deutsche Bank AG	4/17/15	70
USD	2,647	PLN	10,000	Deutsche Bank AG	4/17/15	10
USD	4,671	SEK	40,000	Deutsche Bank AG	4/17/15	25
USD	53,572	SEK	460,000	Deutsche Bank AG	4/17/15	148
USD	7,660	TRY	20,000	Deutsche Bank AG	4/17/15	(3)
USD	7,650	TRY	20,000	Deutsche Bank AG	4/17/15	(13)
USD	53,366	TRY	140,000	Deutsche Bank AG	4/17/15	(272)
USD	3,823	TRY	10,000	Deutsche Bank AG	4/17/15	(8)
USD	3,813	TRY	10,000	Deutsche Bank AG	4/17/15	(18)
USD	42,122	ZAR	510,000	Deutsche Bank AG	4/17/15	178
USD	4,930	ZAR	60,000	Deutsche Bank AG	4/17/15	(5)
USD	4,920	ZAR	60,000	Deutsche Bank AG	4/17/15	(14)
CNH	8,222,168	USD	1,308,200	Deutsche Bank AG	4/21/15	13,734
CNY	3,255,041	USD	523,272	Deutsche Bank AG	4/21/15	557
CNY	1,628,423	USD	261,636	Deutsche Bank AG	4/21/15	424

Notes to Consolidated Schedule of Investments (unaudited) (continued)

CNY	1,628,423	USD	261,636	Deutsche Bank AG	4/21/15	424
CNY	1,588,288	USD	255,270	Deutsche Bank AG	4/21/15	331
USD	261,600	CNH	1,658,021	Deutsche Bank AG	4/21/15	(4,971)
USD	261,600	CNH	1,657,498	Deutsche Bank AG	4/21/15	(4,887)
USD	523,300	CNH	3,315,576	Deutsche Bank AG	4/21/15	(9,768)
USD	261,700	CNH	1,658,131	Deutsche Bank AG	4/21/15	(4,889)
USD	1,308,180	CNY	8,100,175	Deutsche Bank AG	4/21/15	4,630
INR	7,700,793	USD	122,890	Deutsche Bank AG	4/27/15	(414)
USD	121,474	KRW	135,091,766	Deutsche Bank AG	4/27/15	(191)
BRL	10,000	USD	3,122	Deutsche Bank AG	6/17/15	(58)
BRL	10,000	USD	3,028	Deutsche Bank AG	6/17/15	36
BRL	20,000	USD	5,969	Deutsche Bank AG	6/17/15	159
BRL	10,000	USD	3,119	Deutsche Bank AG	6/17/15	(55)
INR	180,000	USD	2,842	Deutsche Bank AG	6/17/15	(10)
INR	2,340,000	USD	36,671	Deutsche Bank AG	6/17/15	153
INR	110,000	USD	1,723	Deutsche Bank AG	6/17/15	8
INR	260,000	USD	4,080	Deutsche Bank AG	6/17/15	12
INR	1,350,000	USD	21,310	Deutsche Bank AG	6/17/15	(65)
INR	620,000	USD	9,771	Deutsche Bank AG	6/17/15	(14)
INR	1,240,000	USD	19,622	Deutsche Bank AG	6/17/15	(109)
INR	1,030,000	USD	16,314	Deutsche Bank AG	6/17/15	(105)
INR	440,000	USD	6,949	Deutsche Bank AG	6/17/15	(25)
USD	31,230	BRL	100,000	Deutsche Bank AG	6/17/15	590
USD	2,993	BRL	10,000	Deutsche Bank AG	6/17/15	(71)
USD	2,979	BRL	10,000	Deutsche Bank AG	6/17/15	(85)
USD	3,072	BRL	10,000	Deutsche Bank AG	6/17/15	8
USD	3,099	BRL	10,000	Deutsche Bank AG	6/17/15	35
USD	3,023	BRL	10,000	Deutsche Bank AG	6/17/15	(41)
USD	2,989	INR	190,000	Deutsche Bank AG	6/17/15	(1)
USD	7,683	INR	490,000	Deutsche Bank AG	6/17/15	(28)
USD	17,057	INR	1,090,000	Deutsche Bank AG	6/17/15	(96)
USD	21,800	INR	1,390,000	Deutsche Bank AG	6/17/15	(74)
USD	5,809	INR	370,000	Deutsche Bank AG	6/17/15	(14)
USD	11,665	INR	740,000	Deutsche Bank AG	6/17/15	19

Total						$(56,387)

Abbreviations used in this table:

AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CNH	— Yuan Renminbi (offshore)
CNY	— Yuan Renminbi (onshore)
EUR	— Euro
GBP	— British Pound
INR	— Indian Rupee
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican Peso
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PLN	— Polish Zloty
SEK	— Swedish Krona
TRY	— Turkish Lira
USD	— United States Dollar
ZAR	— South African Rand

Notes to Consolidated Schedule of Investments (unaudited) (continued)

At March 31, 2015, the Portfolio had the following open swap contracts:

OTC TOTAL RETURN SWAPS
SWAP COUNTERPARTY	NOTIONAL AMOUNT*		TERMINATION DATE	PERIODIC PAYMENTS MADE BY THE PORTFOLIO	PERIODIC PAYMENTS RECEIVED BY THE PORTFOLIO	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
Credit Suisse Securities (Europe) Ltd.	46,973		11/30/15	1-Month LIBOR plus 30 basis points	Chimera Investment Corp.†	—	$915
Credit Suisse Securities (Europe) Ltd.	324		11/30/15	1-Month LIBOR plus 55 basis points	MarkWest Energy Partners LP†	—	6
Credit Suisse Securities (Europe) Ltd.	8,933	EUR	5/31/16	1-Month LIBOR plus 30 basis points	Ryanair Holdings PLC†	—	1,165
Credit Suisse Securities (Europe) Ltd.	320	GBP	5/31/16	1-Month LIBOR plus 35 basis points	Monitise PLC†	—	(136)
Morgan Stanley Capital Services LLC	1,735,932		10/13/16	Apex R2 basket†‡	USD-Federal Funds-H.15	—	(221,049)

Total							$(219,099)

*	Notional amount denominated in U.S. dollars, unless otherwise noted.

†	Periodic payments made/received by the Portfolio are based on the total return of the referenced entity.

‡	Custom equity basket of securities intended to perform in correlation to the Russell 2000 Index.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Variable Equity Trust

By:	/S/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	May 26, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	May 26, 2015

By:	/S/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	May 26, 2015